Borrowings - Summary of Carrying Amount and Fair Value of Borrowings (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Carrying amount	S/ 1,202,672	S/ 1,690,063
Carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,202,672	1,690,063
Carrying amount [member] | Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	119	120
Carrying amount [member] | Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,023,481	1,561,634
Carrying amount [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	33,488	128,309
Carrying amount [member] | Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	145,584
At fair value [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,336,987	1,768,160
At fair value [member] | Bank Overdrafts [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	119	120
At fair value [member] | Bank Loan [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,152,885	1,627,000
At fair value [member] | Finance Lease [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	38,399	S/ 141,040
At fair value [member] | Other financial liabilities [member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	S/ 145,584